Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
AUTHORIZED
Preferred shares issuable in a series.
Unlimited number of common shares without par value.

	2024		2023
ISSUED COMMON SHARES(1)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Balance – beginning of year	2,144,815	$10,712	2,205,272	$10,294
Issued upon exercise of stock options	13,531	280	19,643	372
Previously recognized liability on stock options exercised for common shares	—	358	—	435
Purchase of common shares under Normal Course Issuer Bid	(55,350)	(286)	(80,100)	(389)
Balance – end of year	2,102,996	$11,064	2,144,815	$10,712
PREFERRED SHARES
Preferred shares are issuable in a series. If issued, the number of shares in each series, and the designation, rights, privileges, restrictions, and conditions attached to the shares will be determined by the Board of Directors of the Company.
DIVIDENDS(1)
The Company has paid regular quarterly dividends in each year since 2001. The dividend policy undergoes periodic review by the Board of Directors and is subject to change.
On March 5, 2025, the Board of Directors approved a 4% increase in the quarterly dividend to $0.5875 per common share, beginning with the dividend payable on April 4, 2025.
On October 7, 2024, the Board of Directors approved a 7% increase in the quarterly dividend to $0.5625 per common share, beginning with the dividend paid on January 3, 2025. On February 28, 2024, the Board of Directors approved a 5% increase in the quarterly dividend to $0.525 per common share.
On November 1, 2023, the Board of Directors approved an 11% increase in the quarterly dividend to $0.50 per common share. On March 1, 2023, the Board of Directors approved a 6% increase in the quarterly dividend to $0.45 per common share.
NORMAL COURSE ISSUER BID(1)
On March 8, 2024, the Company's application was approved for a Normal Course Issuer Bid ("NCIB") to purchase through the facilities of the Toronto Stock Exchange ("TSX"), alternative Canadian trading platforms, and the New York Stock Exchange ("NYSE"), up to 180,462,858 common shares, representing 10% of the public float, over a 12-month period commencing March 13, 2024 and ending March 12, 2025.
(1)Common share, per common share, dividend, and stock option amounts have been updated to reflect the two for one common share split (note 1).
For the year ended December 31, 2024, the Company purchased 55,350,000 common shares at a weighted average price of $48.07 per common share for a total cost, including tax, of $2,700 million. Retained earnings were reduced by $2,414 million, representing the excess of the purchase price of common shares over their average carrying value. Subsequent to December 31, 2024, up to and including March 4, 2025, the Company purchased 7,740,000 common shares at a weighted average price of $44.11 per common share for a total cost, including tax, of $344 million.
On March 5, 2025, the Board of Directors approved a resolution authorizing the Company to file a Notice of Intention with the TSX to purchase, by way of Normal Course Issuer Bid, up to 10% of the public float (as determined in accordance with the rules of the TSX) of its issued and outstanding common shares. Subject to acceptance of the Notice of Intention by the TSX, the purchases will be made through facilities of the TSX, alternative Canadian trading platforms, and the NYSE.
SHARE-BASED COMPENSATION – STOCK OPTIONS(1)
The Company’s Option Plan provides for the granting of stock options to employees. Stock options granted under the Option Plan have terms ranging from five to six years to expiry and vest over a five-year period. The exercise price of each stock option granted is determined at the closing market price of the common shares on the TSX on the day prior to the grant. Each stock option granted provides the holder the choice to purchase one common share of the Company at the stated exercise price or receive a cash payment equal to the difference between the stated exercise price and the market price of the Company’s common shares on the date of surrender of the stock option.
The Option Plan is a "rolling 7%" plan, whereby the aggregate number of common shares that may be reserved for issuance under the plan shall not exceed 7% of the common shares outstanding from time to time.
The following table summarizes information relating to stock options outstanding at December 31, 2024 and 2023:

	2024		2023
	Stock options (thousands)	Weighted average exercise price	Stock options (thousands)	Weighted average exercise price
Outstanding – beginning of year	52,410	$26.80	62,300	$21.19
Granted	15,906	$44.82	14,047	$40.09
Exercised for common shares	(13,531)	$20.69	(19,643)	$18.92
Surrendered for cash settlement	(384)	$22.19	(435)	$19.39
Forfeited	(3,595)	$29.69	(3,859)	$25.43
Outstanding – end of year	50,806	$33.90	52,410	$26.80
Exercisable – end of year	10,033	$26.67	7,344	$21.07
The range of exercise prices of stock options outstanding and exercisable at December 31, 2024 was as follows:

			Stock options outstanding			Stock options exercisable
Range of exercise prices			Stock options outstanding (thousands)	Weighted average remaining term (years)	Weighted average exercise price	Stock options exercisable (thousands)	Weighted average exercise price
$10.38	–	$14.99	6,890	1.07	$13.98	2,203	$12.91
$15.00	–	$19.99	3,848	0.31	$18.65	1,684	$17.94
$20.00	–	$24.99	3,203	1.48	$20.24	1,474	$20.15
$25.00	–	$29.99	686	2.86	$27.12	169	$27.12
$30.00	–	$34.99	5,923	2.50	$32.47	1,150	$32.39
$35.00	–	$39.99	13,146	3.18	$39.24	2,612	$38.86
$40.00	–	$44.99	11,134	4.36	$42.57	13	$42.20
$45.00	–	$49.99	5,651	4.50	$48.04	728	$48.53
$50.00	–	$52.98	325	5.30	$52.98	—	$—
			50,806	2.90	$33.90	10,033	$26.67